DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
DISCONTINUED OPERATIONS [Line Items]
Summary of operating results from discontinued operations included in the Company's consolidated statement of operations
	Years ended December 31
	2013				2014			2015
			Qianjun			Qianjun
	Nuomi Inc.	Qingting	Technology	Renren Games	Nuomi Inc.	Technology	Renren Games	Renren Games

Major classes of line items constituting pretax profit (loss) of discontinued operations
Net revenues	$19,319	$-	$8,744	$83,897	$-	$6,822	$36,286	$17,071
Cost of revenues	(1,171)	(9)	(14,416)	(21,310)	-	(15,361)	(13,309)	(9,426)
Selling, research and development, and general and administrative expenses	(46,560)	(950)	(8,543)	(54,188)	-	(11,018)	(16,534)	(6,362)
Impairment of intangible assets	-	-	-	(208)	-	(13,536)	(714)	-
Other income and expenses that are not major	34	-	11	(2,744)	-	1,963	(2,114)	1,181
(Loss) income from the operations of the discontinued operations, before income tax	(28,378)	(959)	(14,204)	5,447	-	(31,130)	3,615	2,464
Income tax benefit (expenses)	-	-	3,473	21	-	321	-	(944)
(Loss) income from the operations of the discontinued operations, net of tax	(28,378)	(959)	(10,731)	5,468	-	(30,809)	3,615	1,520
Gain (loss) on deconsolidation of the subsidiaries	132,821	(156)	-	-	-	489	-	-

Gain on disposal of equity method investment, net of tax	-	-	-	-	56,993	-	-	-

Gain (loss) from the discontinued operations, net of tax	$104,443	$(1,115)	$(10,731)	$5,468	$56,993	$(30,320)	$3,615	$1,520

Nuomi [Member]
DISCONTINUED OPERATIONS [Line Items]
Schedule of calculation of gain (loss) on deconsolidation
As of
October 26, 2013

Fair value of 31.61% shares in Nuomi Inc.	$63,626
Less: Cash and cash equivalents	18,310
Prepaid expenses and other current assets	26,417
Property and equipment, net	1,318
Other non-current assets	190
Accounts payable	(28,467)
Accrued expenses and other current liabilities	(10,957)
Amounts due to Renren Inc.	(74,825)
Deferred revenue	(1,181)
Gain on deconsolidation of Nuomi Inc	$132,821

Qingting [Member]
DISCONTINUED OPERATIONS [Line Items]
Schedule of calculation of gain (loss) on deconsolidation
As of
October 31, 2013

Cash consideration received	$81
Fair value of 40% investment in Qingting	160
Less: Cash and cash equivalents	328
Prepaid expenses and other current assets	5
Property and equipment, net	64
Loss on deconsolidation of Qingting	$(156)

Renren Games [Member]
DISCONTINUED OPERATIONS [Line Items]
Summary of the carrying amounts of the major classes of assets and liabilities held for sale in the consolidated balance sheet
	As of December 31,
	2014	2015

Cash and cash equivalents	$16,373	$4,611
Accounts receivable, net	160	78
Prepaid expenses and other current assets	4,403	2,423
Amounts due from related parties	46	359
Current assets classified as held for sale	$20,982	$7,471

Property and equipment, net	$1,842	$247
Intangible assets, net	2	283
Long-term investment	758	1,399
Other non-current assets	153	101
Non-current assets classified as held for sale	$2,755	$2,030

Accounts payable	$(1,374)	$(1,307)
Accrued expenses and other current liabilities	(2,133)	(1,606)
Amount due to related parties	(266)	(1,637)
Deferred revenue and advance from customers	(3,168)	(3,338)
Income tax payable	(12)	(250)
Current liabilities classified as held for sale	$(6,953)	$(8,138)

Schedule of condensed cash flow
	Years ended December 31,
	2013	2014	2015

Net cash provided by operating activities	$7,841	$13,404	$(10,164)
Net cash used in investing activities	$(4,980)	$(1,668)	$(1,304)

Qianjun Technology [Member]
DISCONTINUED OPERATIONS [Line Items]
Schedule of calculation of gain (loss) on deconsolidation
		As of
	Note	December 1, 2014

The proceeds		$25,000
Less: The repayment of intercompany loan provided by the Company		21,831
Net consideration		3,169
Less: Cash and cash equivalents		168
Other current assets		3,654
Property and equipment, net		2,347
Intangible assets, net		11,509
Goodwill		13,652
Other non-current assets		78
Income tax payable		(426)
Current liabilities		(8,426)
Amount due to Sohu related to the repayment of intercompany loan		(21,831)
Net assets of Qianjun Technology		725
Less: Transaction related cost	(i)	1,955
Gain on deconsolidation of Qianjun Technology		$489

(i)
The transaction related cost represents the incremental cost resulting from the acceleration of the vesting of the nonvested restricted shares, which were granted to the employee of Qianjun Technology, to be fully vested on the disposition day (see Note 17).